Other Long-Term Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Long-Term Liabilities [Abstract]
Schedule of Valuation of the Bonus Rights Liability	The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the bonus rights liability as of September 30, 2024, and December 31, 2023:
	September 30, 2024	December 31, 2023
Risk-free interest rate	3.00%	5.04%
Expected life (in years)	2.58	0.29
Volatility	121.00%	177.76%
Weighted average fair value per bonus right	$5.00	$1.00
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the bonus rights liability as of December 31, 2023, and 2022:
	December 31, 2023	December 31, 2022
Risk-free interest rate	5.04%	4.51%
Expected life (in years)	0.29	1.29
Volatility	177.76%	94%
Weighted average fair value per bonus right	$0.04	$0.01